PIPE Financing and de-SPAC Transaction	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
PIPE Financing and de-SPAC Transaction
3. PIPE Financing and
de-SPAC
Transaction
Immediately prior to the
de-SPAC
Transaction described in Note 1, Helix issued and sold to investors in the PIPE Financing 24,343,711 shares of its common stock for gross proceeds of $260.9 million. In connection with the de-SPAC
Transaction, Helix redomiciled as a Delaware corporation and de-registered
from the Register of Companies in the Cayman Islands, and Legacy BBOT became a wholly-owned subsidiary of Helix. As a result,

BBOT, as the combined company, received $112.3 million in net proceeds from the Trust account previously held by Helix. The Company incurred total transaction costs of $12.4 million consisting of legal, accounting, and other professional fees, of which $0.1 million remained unpaid as of December 31, 2025. The Company’s total de-SPAC
Transaction costs were recorded to additional
paid-in
capital as a reduction of the deemed proceeds from the PIPE Financing and the Trust Account.
Upon the Closing of the
de-SPAC
Transaction, the following occurred with respect to the equity of Legacy BBOT:

•	Each outstanding share of Legacy BBOT redeemable convertible preferred stock issued and outstanding as of the Closing date was converted into Legacy BBOT common stock.

•
The shares of Legacy BBOT common stock that were issued and outstanding immediately prior to the Closing were cancelled and converted into the right to receive 38,924,563 shares of the Company’s common stock at the Consideration Ratio;

•
All outstanding and unexercised Legacy BBOT common stock options were converted into an aggregate of 4,078,552 common stock options of the Company with the same terms and conditions, adjusted based on the Consideration Ratio.

Immediately after the Closing, the Company’s outstanding common stock included the following components:

Shares
Legacy BBOT common stock	38,924,563
Helix common stock subject to redemption prior to the Closing	18,400,000
Redemption of Helix common stock	(7,119,750)
Helix common stock held by the Sponsor	4,648,186
Common stock of Helix issued in the PIPE Financing	24,343,711

Total common stock issued and outstanding	79,196,710

The
de-SPAC
Transaction was accounted for as a reverse recapitalization under US GAAP because Legacy BBOT was identified as the accounting acquirer and Helix as the accounting acquiree for financial reporting purposes. Accordingly, these consolidated financial statements of the Company are presented as a continuation of the financial statements of Legacy BBOT. The de-SPAC
Transaction is presented as the issuance of common stock by BBOT for the net assets of Helix and proceeds from the PIPE Financing, accompanied by a recapitalization and a change in the reporting entity. The net assets of Helix were recorded at historical cost as of the Closing date, with no goodwill or other intangible assets recognized.
Legacy BBOT was determined to be the accounting acquirer based on the following facts and circumstances as of the Closing date:

•	Legacy BBOT stockholders comprised a relative majority of the voting power of BBOT;

•	Legacy BBOT stockholders received the ability to influence decisions regarding the election and removal of members of BBOT’s board of directors;

•	Legacy BBOT stockholders received the right to appoint the majority of the BBOT board of directors;

•	Legacy BBOT’s operations prior to the de-SPAC Transaction comprised the only ongoing operations of BBOT;

•	BBOT substantially assumed the Legacy BBOT name;

•	Legacy BBOT’s headquarters became BBOT’s headquarters;

•	Legacy BBOT’s senior management comprised the senior management of BBOT; and

•	Prior to the Closing, Helix did not meet the definition of a business.